Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

As of June 30, 2017 and December 31, 2016, the Company had a loan payable of $17,064 and $2,937, respectively to Jennifer Dyer, President, Chief Executive Officer. This loan is unsecured, non-interest bearing, and has no specific terms for repayment.

As of June 30, 2017 and December 31, 2016, the Company had a loan payable of $337 and $959, respectively to Kiaran Sim, Chief Operating Officer. This loan is unsecured, non-interest bearing, and has no specific terms for repayment.

As of June 30, 2017 and December 31, 2016, the Company had a loan payable of $1,246 to Dylan Cohen, Senior VP of Strategy and $950 to an individual. These loans are unsecured, non-interest bearing, and have no specific terms for repayment.

Note 3 – Related Party Transactions

As of December 31, 2016 and December 31, 2015, the Company had a loan payable of $47,850 and $37,771, respectively to Jennifer Dyer, President, Chief Executive Officer. This loan is unsecured, non-interest bearing, and has no specific terms for repayment.

As of December 31, 2016 and December 31, 2015, the Company had a loan payable of $5,053 and $5,035, respectively to Kiaran Sim, Chief Operating Officer. This loan is unsecured, non-interest bearing, and has no specific terms for repayment.

As of December 31, 2016, the Company had a loan payable of $2,369 to Dylan Cohen, Senior VP of Strategy. This loans is unsecured, non-interest bearing, and have no specific terms for repayment.